Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt - Principal payments
Unamortized Deferred financing fees	$ 10,496	$ 16,037
Current portion of long term debt	0	127,141
Long term debt, net	743,719	720,237
Long term debt
Long-term Debt - Principal payments
December 31, 2017	0
December 31, 2018	166,663
December 31, 2019	309,363
December 31, 2020	64,358
December 31, 2021	130,764
December 31, 2022 and thereafter	81,785
Total Long term debt	752,933
Unamortized Deferred financing fees	9,214	$ 14,360
Total Long term debt, net	743,719
Current portion of long term debt	0
Long term debt, net	$ 743,719